CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Product sales, net	$ 2,413,886	$ 3,005,786	$ 5,127,938	$ 5,637,655	$ 10,190,667	$ 2,154,063
Cost of Goods Sold	1,055,026	1,209,970	2,138,108	2,230,973	4,387,002	880,470
Gross Profit	1,358,860	1,795,816	2,989,830	3,406,682	5,803,665	1,273,593
Operating Expenses:
Selling, general and administrative	2,920,852	1,507,423	6,911,027	2,431,789	13,357,633	2,366,450
Research and development	433,544	156,501	744,022	307,522	999,280	524,476
Total Operating Expenses	3,354,396	1,663,924	7,655,049	2,739,311	14,356,913	2,890,926
Operating (Loss) Income	(1,995,536)	131,892	(4,665,219)	667,371	(8,553,248)	(1,617,333)
Other income (expense):
Interest income	33,446	9,232	70,488	0	30,703	0
Interest expense	(16,124)	0	(16,124)	(606,112)	(615,344)	(372,109)
Allocated losses on KannaLife Sciences investment	0	0	0	(38,552)	(38,552)	(310,754)
Gain on sale of equity investment	0	7,899,306	0	7,899,306	7,899,306	0
Other					(34,816)	0
Total Other Income (Expense)	17,322	7,908,538	54,364	7,254,642	7,241,297	(682,863)
(Loss) income before taxes	(1,978,214)	8,040,430	(4,610,855)	7,922,013	(1,311,951)	(2,300,196)
Provision for income taxes	24,854	0	41,003	0	0	0
Net (Loss) Income	$ (2,003,068)	$ 8,040,430	$ (4,651,858)	$ 7,922,013	$ (1,311,951)	$ (2,300,196)
(Loss) income per share	$ (.06)	$ .24	$ (.13)	$ .27	$ (0.04)	$ (0.23)
Weighted average number of shares - basic & diluted	34,973,630	33,350,273	34,582,638	29,866,312	31,581,101	9,879,098